6 Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash and bank deposits	R$ 13,092	R$ 4,560
Cash equivalents (a)	930,117	57,700
Cash and cash equivalents	R$ 943,209	R$ 62,260	R$ 25,490	R$ 11,768